Commitments	12 Months Ended
Jun. 30, 2021
Commitments
Commitments
32	Commitments

32.1 Capital commitments

As of 30 June 2021, the Group had contracted capital expenditure relating to property, plant and equipment amounting to £1,240,000 (2020: £972,000) and to other intangible assets amounting to £479,000 (2020: £405,000). These amounts are not recognized as liabilities.

32.2	Non-cancellable operating leases
(i)	The group as lessor

The Group leases out its investment properties. The minimum rentals in relation to non-cancellable operating leases are receivable as follows:

	2021	2020
	£’000	£’000
Within 1 year	1,888	1,542
Later than 1 year but not later than 5 years	4,256	3,298
Later than 5 years	11,390	11,409
	17,534	16,249